CITY NATIONAL ROCHDALE FUNDS

City National Rochdale Government Money Market Fund Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	City National Rochdale Intermediate Fixed Income Fund Institutional Class (CNRIX) Class N (RIMCX)
City National Rochdale Government Bond Fund Servicing Class (CNBIX) Class N (CGBAX)	City National Rochdale Short Term Emerging Markets Debt Fund Class Y (CNRGX)
City National Rochdale Corporate Bond Fund Servicing Class (CNCIX) Class N (CCBAX)	City National Rochdale Fixed Income Opportunities Fund Class N (RIMOX)
City National Rochdale California Tax Exempt Bond Fund Servicing Class (CNTIX) Class N (CCTEX)	City National Rochdale Equity Income Fund (formerly City National Rochdale Dividend & Income Fund) Class N (RIMHX)
City National Rochdale Municipal High Income Fund Servicing Class (CNRMX) Class N (CNRNX)	City National Rochdale U.S. Core Equity Fund Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

Supplement dated October 8, 2021, to the

Statutory Prospectus and Statement of Additional Information

each dated January 31, 2021, as amended and restated October 1, 2021

Effective at the close of business on October 8, 2021, Garrett D’Alessandro no longer serves as a portfolio manager for the City National Rochdale Short Term Emerging Markets Debt Fund or the City National Rochdale Fixed Income Opportunities Fund, and all references to his role as a portfolio manager for those Funds in the Statutory Prospectus and Statement of Additional Information are deleted. Thomas H. Ehrlein and Charles Luke remain portfolio managers of the City National Rochdale Short Term Emerging Markets Debt Fund and the City National Rochdale Fixed Income Opportunities Fund.

Effective at the close of business on October 8, 2021, the Officers table beginning on page 66 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Thomas A. Galvin Year of Birth: 1955	President and Chief Executive Officer	Since 2021	Chief Investment Officer and Senior Managing Director, U.S. Equity Research, City National Rochdale (2020–present); Managing Director, U.S. Equity Research, City National Rochdale (2012-present).
Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021	Director of Fund Accounting, SEI Investments Company (2020-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (April 2021-present).
Michael Carbone Year of Birth: 1975	Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer (“AML Officer”)	Since 2021	Senior Vice President and Chief Compliance Officer, City National Bank (2020-present); CCO and AML Officer, City National Rochdale Funds, Select Strategies Fund, Strategic Credit Fund and High Yield Funds (September 15, 2021 - Present); Director of Compliance, Citizens Bank, N.A. (2017-2020); Head of Enterprise Risk Management and Director of Compliance, Santander Bank, N.A. (2011-2017).
Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015	Group Finance Manager, City National Rochdale (2011–present); Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present); Treasurer and Chief Financial Officer, High Yield Funds (2016-present).
Anthony Sozio Year of Birth: 1971	Vice President and Secretary	Since 2013	Assistant Vice President of Registered Fund Operations, City National Rochdale (1998-present); Vice President, City National Rochdale Funds (2013-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present); Secretary, City National Rochdale Funds (2019-present), Select Strategies Fund (2020- present), Strategic Credit Fund (2020-present), and High Yield Funds (2020-present); Assistant Secretary, City National Rochdale Funds (2013-2019), High Yield Funds (2013-2020), Select Strategies Fund (2016-2020), and Strategic Credit Fund (2018-2020).
Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019	Counsel, SEI Investments Company (2018-present); Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present); Attorney, Blank Rome LLP (2015-2018); Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014); Attorney, Dilworth Paxson LLP (2006-2013).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.